Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Investments Debt And Equity Securities [Abstract]
Cost method investments	¥ 79,696	$ 11,591	¥ 10,980
Total	¥ 79,696	$ 11,591	¥ 10,980